CONSOLIDATED FINANCIAL STATEMENT DETAILS - Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents:
Cash on hand and balances with banks	$ 207.9	$ 600.8
Short-term deposits	141.1	425.0
Total cash and cash equivalents	349.0	1,025.8	$ 827.0
Restricted cash:
Restricted cash	$ 12.7	$ 12.1